GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GOING CONCERN
GOING CONCERN

NOTE 2: GOING CONCERN

As shown in the accompanying financial statements, the Company has incurred net losses of $1,829,489 and $742,364 for the nine months ended September 30, 2013 and 2012, respectively. In addition, the Company had an accumulated deficit of $6,226,336 and $4,396,847 and a working capital deficit of $394,242 and $2,775,216 as of September 30, 2013 and December 31, 2012, respectively. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. In response to these conditions, the Company is attempting to raise additional capital through the sale of equity securities, an offering of debt securities or borrowings from financial institutions or other third parties, or a combination of the foregoing. No assurance can be given that the Company will be able to raise sufficient financing to implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 3: GOING CONCERN

As shown in the accompanying financial statements, the Company has incurred net losses of $893,039 and $1,744,402 for the years ended December 31, 2012 and 2011, respectively. In addition, the Company had an accumulated deficit of $4,091,030 and $3,197,991 and a working capital deficit of $1,472,592 and $734,067 as of December 31, 2012 and 2011, respectively. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. In response to these conditions, the Company may raise additional capital through the sale of equity securities, through an offering of debt securities or through borrowings from financial institutions or individuals. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.